UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interests	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2023	$ 298,594,088	$ 6,493	$ 327,028,559	$ (255,893)	$ (780,841)	$ 6,645,442	$ 9,285,261	$ (30,553,591)	$ (13,903,017)	$ 1,282,377	$ (160,702)	$ 31,902,019	$ 330,496,107
Share-based incentives	7,535,426	4	526,017			7,009,405							7,535,426
Purchase of own shares	(734,388)							(734,388)					(734,388)
Distribution of dividends by subsidiary												(151,612)	(151,612)
(Loss) / profit for the period	(4,483,185)								(4,483,185)			3,043,222	(1,439,963)
Other comprehensive (loss) / income	(370,169)									(370,169)		(74,085)	(444,254)
Balance at Dec. 31, 2023	300,541,772	6,497	327,554,576	(255,893)	(780,841)	13,654,847	9,285,261	(31,287,979)	(18,386,202)	912,208	(160,702)	34,719,544	335,261,316
Balance at Jun. 30, 2024	315,041,257	6,500	327,640,676	(255,893)	(780,841)	19,427,375	9,285,261	(31,287,979)	(9,627,329)	794,189	(160,702)	36,339,595	351,380,852
Share-based incentives	1,459,006		63,055			1,395,951							1,459,006
Purchase of own shares	(926,899)							(926,899)					(926,899)
Distribution of dividends by subsidiary												(72,051)	(72,051)
(Loss) / profit for the period	(6,225,727)								(6,225,727)			632,915	(5,592,812)
Other comprehensive (loss) / income	204,673									204,673		(121,712)	82,961
Balance at Dec. 31, 2024	$ 309,552,310	$ 6,500	$ 327,703,731	$ (255,893)	$ (780,841)	$ 20,823,326	$ 9,285,261	$ (32,214,878)	$ (15,853,056)	$ 998,862	$ (160,702)	$ 36,778,747	$ 346,331,057